Earnings (loss) per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Parenthetical) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Dec. 31, 2023
Earnings per share [line items]
Weighted average number of ordinary shares	112,200,752		107,798,668
Major Ordinary Share Transactions
Earnings per share [line items]
Share split					3
Class A Shares
Earnings per share [line items]
Share split			3	3
Weighted average number of ordinary shares		12,000,000		12,000,000
Total weighted average number of ordinary shares		4,000,000		4,000,000